Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventories
Raw materials	$ 15,837	$ 4,502
Finished goods	19,918	15,264
Total	$ 35,755	$ 19,766